Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Loss for the year	$ (1,590,735)	$ (1,315,694)	$ (31,568)
Amounts that will be reclassified to net loss
Cumulative translation adjustment	97,714	(343,529)	(136,473)
Net investment hedge of GBP denominated loans (net of taxes of $(8,126) (2016 - $15,955; 2015 - $4,796))	(50,196)	105,559	32,454
Derivative financial instruments (net of taxes) (Note 13)	1,561	(1,561)	0
Other comprehensive income (loss) for the year, net of tax	49,079	(239,531)	(104,019)
Total comprehensive loss for the year	$ (1,541,656)	$ (1,555,225)	$ (135,587)